Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

(8) PREMISES AND EQUIPMENT

The following table summarizes premises and equipment as of September 30. Dollar amounts are expressed in thousands.

	2012	2011
Land	$4,308	4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127

	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)

Total	$15,272	14,434

Certain facilities of the Bank are leased under various operating leases. Amounts paid for rent expense for the fiscal years ended September 30, 2012, 2011, and 2010, were approximately $866,000, $704,000, and $552,000, respectively.

Future minimum rental commitments under noncancelable leases are presented in the following table. Dollar amounts are expressed in thousands.

Fiscal year ended September 30,	Amount
2013	$823
2014	802
2015	793
2016	723
2017	723
Thereafter	121